Net profit/(loss) per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net profit/(loss) per share
20. Net profit/(loss) per share
Basic net profit/(loss) per share and diluted net profit/(loss) per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net profit/(loss)	(107,717)	(33,740)	70,554
Less: Net profit/(loss) attributable to non-controlling interests	(51)	(2,553)	366

Net profit/(loss) attributable to common shares and redeemable preferred shares	(107,666)	(31,187)	70,188
Net profit/(loss) attributable to common shareholders-Basic and diluted	(107,666)	(31,187)	70,188

Denominator:
Denominator for basic profit/(loss) per share weighted-average common shares outstanding	1,021,861,206	1,021,958,881	1,000,940,698
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted profit/(loss) per share weighted-average common shares outstanding	1,021,861,206	1,021,958,881	1,000,940,698
Basic and diluted profit/(loss) per share	(0.11)	(0.03)	0.07
The potentially dilutive securities that were not included in the calculation of above dilutive net profit/(loss) per share in the years presented where their inclusion would be anti-diluted include restricted shares of
4,054,623 shares, 11,273,390 shares and 1,347,076 shares for the years ended December 31, 2021, 2022 and 2023, respectively, and share options of nil, 20,246,077 shares and 5,279,732 shares for the years ended December 31, 2021, 2022 and 2023 on a weighted average basis, respectively.